Mining Interests (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Extractive Industries [Abstract]
Schedule of Payment for Mining

The agreement calls for payments starting with $1 million 30 days after a fully ratified agreement was signed followed by a payment schedule detailed below:

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000	Not paid
November 1, 2021	$3,000,000
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000

The agreement calls for payments starting with $1 million 30 days after a fully ratified agreement was signed followed by a payment schedule detailed below:

Date	Amount	Action
Within 30 days of the effective date	$1,000,000	Paid
November 1, 2018	$2,000,000	Not paid
November 1, 2019	$3,000,000	Not paid
November 1, 2020	$3,000,000
November 1, 2021	$3,000,000
November 1, 2022	$3,000,000
November 1, 2023	$3,000,000
November 1, 2024	$2,000,000